Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property and Equipment, net
Property and Equipment, net

5.Property and Equipment, net

Property and equipment, net, consisted of the followings:

	As of December 31,
	2024	2025
	US$	US$
Electronic equipment	4,059,521	1,755,974
Office equipment and furniture	78,333	84,294
Motor vehicles	60,039	61,403
Leasehold improvements	802,537	51,397
Total	5,000,430	1,953,068
Less: Accumulated depreciation	(4,950,278)	(1,874,114)
Property and equipment, net	50,152	78,954

For the years ended December 31, 2023, 2024 and 2025, depreciation expenses were US$306,388, US$35,046 and US$22,321, respectively.